As filed with the U.S. Securities and Exchange Commission on February 16, 2007

Securities Act File No. 2-90518

Investment Company Act File No. 811-4006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 86 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87
(Check appropriate box or boxes.)

CITIFUNDS TRUST I*

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

CitiFunds Trust I

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP, 150 Federal Street

Boston, MA 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on February 28, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to shares of the Trust’s series Legg Mason Partners Emerging Markets Equity Fund.

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 90518) and Amendment No. 86 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-4006) pursuant to Rule 485(a) on December 20, 2006 (Accession No. 0001193125-06-257266) are incorporated herein by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to extend the effectiveness of the Registration Statement until February 28, 2007.

1

PART C

OTHER INFORMATION

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registered statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-90518 and 811-04006).

a(1)	Amended and Restated Declaration of Trust of the Registrant dated September 28, 2001 is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on December 5, 2001 (“Post-Effective Amendment No. 47”).

a(2)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated March 31, 2003 is incorporated herein by reference to Post-Effective Amendment No.56 to the Registration Statement filed on April 18, 2003 (“Post-Effective Amendment No. 56”).

a(3)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated August 22, 2003 is incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement filed on October 31, 2003 (“Post-Effective Amendment No. 59”).

a(4)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated November 29, 2004 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registration Statement filed on December 3, 2004 (“Post-Effective Amendment No. 73”).

a(5)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated November 23, 2004 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registration Statement filed on December 30, 2004 (“Post-Effective Amendment No. 74”)

a(6)	Amendment to the Amended and Restated Declaration of Trust dated August 15, 2005 is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registration Statement filed on December 30, 2005 (“Post-Effective Amendment No. 83”)

a(7)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 7, 2006 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registration Statement filed on December 20, 2006 (“Post-Effective Amendment No. 85”).

a(8)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated November 20, 2006 is incorporated herein by reference to Post-Effective Amendment No. 85.

b(1)	Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 47.

c	Not Applicable

d(1)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Emerging Markets Equity Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 85.

d(2)	Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Emerging Markets Equity Fund , LMPFA and Legg Mason International Equities Limited (“LMIE”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 85.

e(1)	Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) dated September 5, 2000 is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registration Statement filed on February 3, 2004 (“Post-Effective Amendment No. 62”).

e(2)	Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registration Statement filed on July 29, 2004 (“Post-Effective Amendment No. 67”)

e(3)	Amendment to Distribution Agreement with CGMI dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No.84 to the Registration Statement filed on February 24, 2006 (“Post-Effective Amendment No.84”).

e(4)	Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 83.

f(1)	Amended and Restated Retirement Plan dated January 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registration Statement filed on October 31, 2005 (“Post-Effective Amendment No. 81”).

f(2)	Amendment to the Amended and Restated Retirement Plan dated July 10, 2006 is incorporated herein by reference to Post-Effective Amendment No. 85.

g(1)	Form of Custodian Services Agreement dated January 1, 2006 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 83.

h(1)	Transfer Agency and Services Agreement dated January 1, 2006 between the Registrant and PFPC, Inc., is incorporated herein by reference to Post-Effective Amendment No. 84.

h(3)	License Agreement between the Registrant and Citigroup, Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 84.

i	Opinion and consent of counsel is incorporated herein by reference to Post-Effective Amendment No. 73.

j(1)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

j(2)	Power of Attorney dated February 17, 2006 is incorporated herein by reference to Post-Effective Amendment No. 84.

k	Not Applicable.

l	Not Applicable.

m(1)	Amended Shareholder Services and Distribution Plan pursuant to 12b-1 (relating to Class A, B, and C shares, dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 83.

n	Not Applicable.

o	Multiple Class Plan of the Registrant incorporated by reference to Post Effective Amendment No. 31 to the Registration Statement filed on February 12, 1999 (“Post Effective Amendment No. 31”)

p(1)	Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005 (adopted by LMPFA and ClearBridge, formerly known as CAM N.A.) is incorporated herein by reference to Post-Effective Amendment No. 83

p(2)	Code of Ethics for the Distributor CGMI, incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement filed on September 11, 2000 (“Post Effective Amendment No. 42”).

p(3)	Code of Ethics for LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 83.

P(4)	Code of Ethics of Legg Mason International Equities Limited to be filed by amendment.

q	Not Applicable.

ITEM 24. Persons Controlled by or under Common Control with Registrant

None.

ITEM 25. Indemnification

Reference is hereby made to (a) Article V of the Registrant’s Amended and Restated Declaration of Trust, incorporated herein by reference; (b) paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), incorporated herein by reference; (c) paragraph 7 of the Amendment to the CGMI Distribution

Agreement; (d) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), incorporated herein by reference; and the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

ITEM 26. Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor—Legg Mason International Equities Limited (“LMIE”)

The list required by this Item 26 of officers and directors of LMIE, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIE pursuant to the Advisers Act (SEC File No. 801-57655).

ITEM 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to

12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.

ITEM 28. Location of Accounts and Records

With respect to the Registrant:

(1)	CitiFunds Trust I

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With	respect to the Registrant’s Subadvisers:

(3)	c/o Legg Mason International Entities Limited

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Distributors:

(5)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(6)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

With respect to the Registrant’s Transfer Agent:

(7)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

ITEM 29. Management Services

Not applicable.

ITEM 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, CITIFUNDS TRUST I, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of February, 2007.

CITIFUNDS TRUST I, on behalf of its series

Legg Mason Partners Emerging Markets Equity Fund

By:	/s/ R. Jay Gerken
Name:	R. Jay Gerken
Title:	Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on February 16, 2007.

Signature	Title
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances Guggino Frances Guggino	Chief Financial Officer and Treasurer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ Donald M. Carlton* Donald M. Carlton	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen Randolph Gross* Stephen Randolph Gross	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By:	/s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 17, 2006.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

Not Applicable.